Share Based Awards (Tables)	6 Months Ended
Oct. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock compensation expense
	3 months	6 months

General and administrative	$94,629	$189,258
Research and development	9,945	19,890
Operations	2,487	4,974
	$107,061	$214,122